Freight Costs (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Freight costs	$ 454	¥ 2,938	¥ 3,603	¥ 3,738
Freight costs, distribution expenses	$ 1,191	¥ 7,713	¥ 10,196	¥ 11,770